Commitments - Summary of Contractual Obligations (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	$ 5,559
Leases	1,515	[1]
Total debt and other financial obligations	7,074	[2]
Interest payments on debt	1,518	[3]
Pension plans and other benefits	1,360	[4]
Acquisition of property, plant and equipment	469
Purchases of services, raw materials, fuel and energy	2,218	[5]
Total contractual obligations	12,639
Less than 1 year [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	189
Leases	320	[1]
Total debt and other financial obligations	509	[2]
Interest payments on debt	262	[3]
Pension plans and other benefits	156	[4]
Acquisition of property, plant and equipment	293
Purchases of services, raw materials, fuel and energy	506	[5]
Total contractual obligations	1,726
1-3 years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,551
Leases	398	[1]
Total debt and other financial obligations	1,949	[2]
Interest payments on debt	510	[3]
Pension plans and other benefits	268	[4]
Acquisition of property, plant and equipment	174
Purchases of services, raw materials, fuel and energy	793	[5]
Total contractual obligations	3,694
3-5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	1,552
Leases	255	[1]
Total debt and other financial obligations	1,807	[2]
Interest payments on debt	359	[3]
Pension plans and other benefits	266	[4]
Acquisition of property, plant and equipment	2
Purchases of services, raw materials, fuel and energy	406	[5]
Total contractual obligations	2,840
More than 5 Years [Member]
Disclosure of Detailed Information About Borrowings [Line Items]
Long-term debt	2,267
Leases	542	[1]
Total debt and other financial obligations	2,809	[2]
Interest payments on debt	387	[3]
Pension plans and other benefits	670	[4]
Acquisition of property, plant and equipment	0
Purchases of services, raw materials, fuel and energy	513	[5]
Total contractual obligations	$ 4,379

[1]	Represent nominal cash flows. As of December 31, 2024, the NPV of future payments under the Company’s lease contracts was $1,171, of which, $352 refers to payments from 1 to 3 years and $209 refers to payments from 3 to 5 years.
[2]	The schedule of debt payments, which includes current maturities, does not consider the effect of any refinancing of debt that may occur during the following years. In the past, Cemex has replaced its long-term obligations for others of a similar nature.
[3]	Estimated cash flows on floating rate denominated debt were determined using the floating interest rates in effect as of December 31, 2024.
[4]	Represents estimated annual payments under these benefits for the next ten years (note 19), including the estimate of new retirees during such future years.
[5]	Future payments for the purchase of raw materials are presented based on contractual nominal cash flows. Future nominal payments for energy were estimated for all contractual commitments based on an aggregate average expected consumption per year using the future prices of energy established in the contracts for each period. Future payments also include Cemex’s commitments for the purchase of fuel, carbon allowances and other services.